Cover	6 Months Ended
Sep. 30, 2024
Document Information [Line Items]
Entity Registrant Name	StepStone Private Infrastructure Fund
Document Type	N-CSRS
Amendment Flag	false
Entity Central Index Key	0001957892
Document Period End Date	Sep. 30, 2024